EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Information Used in Computation of EPS on Both Basic and Diluted Basis
Reconciliation of the numerators and the denominators of the basic and diluted per share computations for net income available to common stockholders are as follows:

	2013	2012
	(In Thousands, Except Share Data)
Basic earnings per share computation:
Net income	$1,135	$2,044
Preferred stock net accretion	(12)	(12)
Cumulative preferred stock dividends	(94)	(134)
Net income available to common shareholders	$1,029	$1,898

Weighted average shares outstanding, basic	872,411	867,087

Basic earnings per share	$1.18	$2.19

Diluted earnings per share computation:
Net income	$1,135	$2,044
Preferred stock net accretion	(12)	(12)
Cumulative preferred stock dividends	(94)	(134)
Net income available to common shareholders	$1,029	$1,898

Weighted average shares outstanding, before dilution	872,411	867,087
Dilutive potential shares	4,576	5,119
Weighted average shares outstanding, assuming dilution	876,987	872,206

Diluted earnings per share	$1.17	$2.18